EQUIPMENT (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Equipment [Line Items]
Depreciation	$ 16,626	$ 23,820	$ 34,221	$ 48,372	$ 89,026	$ 79,868